Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary Of Intangible Assets Net
Intangible assets, net consists of the following (in thousands):

March 31, 2022
CCRAs
Gross	$86,955
Accumulated amortization	(3,454)

Net	$83,501

December 31, 2021
CCRAs
Gross	$84,955
Accumulated amortization	(737)

Net	$84,218

Intangible assets, net consists of the following (in thousands):

December 31, 2021
CCRAs
Gross	$84,955
Accumulated amortization	(737)
Net	$84,218

December 31, 2020
CCRAs
Gross	$1,000
Accumulated amortization	(573)
Net	$427

Schedule Of Expected Future Amortization Expense Of Intangible Assets	Future amortization for CCRAs is expected to be as follows (in thousands):

Remaining 2022	$8,152
2023	10,869
2024	10,796
2025	10,744
2026	10,744
Thereafter	32,194

Total	$83,501

Future amortization for CCRAs is expected to be as follows (in thousands):

2022	10,620
2023	10,620
2024	10,547
2025	10,495
2026	10,495
Thereafter	331,441
Total	$84,218